Organization (Tables)	6 Months Ended
Mar. 31, 2025
Organization [Abstract]
Schedule of Subsidiaries of the Company after Reorganization

Details of the subsidiaries of the Company after reorganization are set out below:

Name	Date of Incorporation	Place of incorporation	Percentage of effective ownership	Principal Activities
Subsidiaries
PPWM	May 23, 2014	British Virgin Islands	100%	Wealth management service provider
PWM	January 26, 2015	Hong Kong	Wholly owned subsidiary of PPWM	Wealth management service provider
PAI	December 4, 2015	British Virgin Islands	100%	Inactive
PAM	December 14, 2015	Hong Kong	Wholly owned subsidiary of PAI	Investment advisor
PGAM	June 8, 2016	Cayman Islands	Wholly owned subsidiary of PAI	Asset management services provider
PGCI	November 3, 2020	Cayman Islands	Wholly owned subsidiary of PAI	Asset management services provider
PWAI	February 15, 2022	California	Wholly owned subsidiary of PPWM	Wealth management service provider
AISYS	May 10, 2024	British Virgin Islands	100%	Inactive
SPW	March 11, 2024	British Virgin Islands	100%	Inactive
Wealth AI	May 20, 2022	Singapore	Wholly owned subsidiary of SPW	Wealth management solutions provider
Tokyo Bay	April 05, 2024	British Virgin Islands	100%	Wealth management service provider
InnoSphere Tech	October 28, 2024	British Virgin Islands	100%	Service provider based on AI technology
InnoSphere Singapore	February 20, 2025	Singapore	Wholly owned subsidiary of InnoSphere Tech	Service provider based on AI technology